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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended September 30, 2008

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, November 13, 2008


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  39
Form 13F Information Table Value Total:  $167,208,936


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12261			Lloyd George Management (Europe) Limited
02  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 30 September 2008



     NAME OF ISSUER               TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                  OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------       ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                < C>
 BANCO LATINOAMERICANO DE EXPORT    CL E      P169941328    141      9800  SH        DEFINED    02       9800        0       0
 BUNGE LTD                       COM STOCK    G169621056     41       650  SH        DEFINED    01        650        0       0
 BUNGE LTD                       COM STOCK    G169621056   2486     39350  SH        DEFINED    02      39350        0       0
 CHINA DIGITAL TV HLDG CO LTD	    ADR	      16938G1076    933    113900  SH 	     DEFINED    01	    0        0  113900
 CHINA DIGITAL TV HLDG CO LTD	    ADR	      16938G1076   9610   1173400  SH 	     DEFINED    02     746400        0  427000
 CHUNGHWA TELECOM CO LTD     	    ADR       17133Q3048    428     18100  SH        DEFINED    02      18100        0       0
 COMPANHIA VALE DO RIO DOCE         ADR       2044122099   4052    211600  SH        DEFINED    02      87300        0  124300
 COMPANIA DE MINAS BUENAVENTURA     ADR       2044481040    333     14200  SH        DEFINED    02      14200        0       0
 CREDICORP LTD		         COM STOCK    G2519Y1084     14	      218  SH	     DEFINED    01	  218	     0       0
 CREDICORP LTD		         COM STOCK    G2519Y1084   4300     69073  SH	     DEFINED    02      15673        0   53400
 CTC MEDIA INC	                 COM STOCK    12642X1063     32      2100  SH	     DEFINED    01       2100        0       0
 CTRIP.COM INT'L 	            ADR       22943F1003   2093     54200  SH        DEFINED    02      23800        0   30400
 E-HOUSE CHINA HOLDINGS LTD         ADR       26852W1036     66      9200  SH        DEFINED    01          0        0    9200
 E-HOUSE CHINA HOLDINGS LTD         ADR       26852W1036   2214    308400  SH	     DEFINED    02     139900        0  168500
 FOCUS MEDIA                        ADR       34415V1098    887     31100  SH        DEFINED    01          0        0   31100
 FOCUS MEDIA                        ADR       34415V1098   8781    308001  SH        DEFINED    02     170201        0  137800
 FOCUS MEDIA                        ADR       34415V1098   3743    131300  SH        DEFINED           131300        0       0
 HDFC BANK LTD                      ADR       40415F1012   5019     59080  SH        DEFINED    02      59080        0       0
 ICICI BANK LTD                     ADR       45104G1040   1936     82300  SH        DEFINED    02          0        0   82300
 KOREA FUND INC		         COM STOCK    5006341003    486     31499  SH	     DEFINED    02      31499        0       0
 MECHEL OAO 			    ADR	      5838401033     61	     3400  SH	     DEFINED    01	 3400        0       0
 MECHEL OAO 			    ADR	      5838401033   1266	    70500  SH	     DEFINED    02	37300        0   33200
 MINDRAY MEDICAL INTL LTD           ADR       6026751007   5875    174180  SH        DEFINED    02      83680        0   90500
 MINDRAY MEDICAL INTL LTD           ADR       6026751007   4699    139300  SH        DEFINED           139300        0       0
 MOBILE TELESYSTEMS                 ADR       6074091090     71      1260  SH        DEFINED    01       1260        0       0
 MOBILE TELESYSTEMS                 ADR       6074091090   7001    125000  SH        DEFINED    02      64700        0   60300
 NETEASE.COM INC		    ADR       64110W1027   1414     62000  SH        DEFINED    02      62000	     0	     0
 NEW ORIENTAL EDUCATION & TECH GRP  ADR       6475811070   8049    125300  SH        DEFINED    01       2100        0  123200
 NEW ORIENTAL EDUCATION & TECH GRP  ADR       6475811070  73045   1137060  SH        DEFINED    02     109200        0 1027860
 NEW ORIENTAL EDUCATION & TECH GRP  ADR       6475811070   8107    126200  SH        DEFINED           126200        0       0
 PETROLEO BRAZILEIRO S.A.           ADR       71654V4086    264      6000  SH        DEFINED    02       6000        0       0
 POSCO                              ADR       6934831099    450      4820  SH        DEFINED    02       4820        0	     0
 SUNTECH POWER HOLDINGS LTD         ADR       86800C1045    753     21000  SH        DEFINED    01      21000        0       0
 SUNTECH POWER HOLDINGS LTD         ADR       86800C1045   2084     58110  SH        DEFINED    02      58110        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd       ADR       8740391003   1871    199663  SH        DEFINED    01     199663        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd       ADR       8740391003    465	    49663  SH	     DEFINED    02      49663	     0	     0
 TENARIS S.A.                       ADR       88031M1099     37      1000  SH        DEFINED    01       1000        0       0
 TENARIS S.A.                       ADR       88031M1099   2307     61871  SH        DEFINED    02      61871        0       0
 WIMM-BILL-DANN FOODS		    ADR	      97263M1099     60	      850  SH	     DEFINED    01	  850	     0	     0
 WUXI PHARMATECH CAYMAN INC	    ADR       9293521020   3670    279100  SH        DEFINED    02     149500        0  129600


